Summary by Level of Fair Value of Financial Instruments Measured on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Assets:
Foreign currency forward contracts	$ 121	$ 191
Liabilities:
Contingent earnout arrangements	5,405	5,795
Net put option	2,024
Fair Value, Inputs, Level 2
Assets:
Foreign currency forward contracts	121	191
Fair Value, Inputs, Level 3
Liabilities:
Contingent earnout arrangements	5,405	$ 5,795
Net put option	$ 2,024